Note 34 - Subsequent Events	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
34.	SUBSEQUENT EVENTS

Subsequent to
March 31, 2018,
the Company has renegotiated an agreement with a syndicate of lenders that includes CIBC, National Bank of Canada, HSBC Bank Canada, JPMorgan Chase Bank N.A., Alberta Treasury Branches and Canadian Western Bank. In addition, Morgan Stanley Senior Funding, Inc., a subsidiary of Morgan Stanley Bank N.A., joined the syndicate. The agreement was finalized on
April 18, 2018
and extends Just Energy’s credit facility for an additional
two
years to
September 1, 2020.
The facility size was increased to
$352.5
million from
$342.5
million, with an accordion for Just Energy to draw up to
$370.0
million.